Equity - Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	9 Months Ended
	Apr. 29, 2020	Mar. 02, 2020	Mar. 01, 2020	Sep. 30, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity disclosure
Common Stock, Shares, Issued		4,574,470.35			19,487,460	19,487,460	19,487,460
Partnership Interest [Member]
Equity disclosure
Equity Method Investment, Ownership Percentage		87.40%			87.40%
Terra Offshore Funds REIT
Equity disclosure
Business Combination Common Stock Shares		2,457,684.59	2,116,785.76
Common Stock, Shares, Issued				212,691
Proceeds from issuance of common stock				$ 3.6
Sale of stock price per share				$ 17.02
Stock Repurchased During Period, Shares	212,691
Share Price	$ 17.02
Terra Fund 7
Equity disclosure
Business Combination Common Stock Shares			2,116,785.76
Terra JV
Equity disclosure
Equity Method Investment, Ownership Percentage						87.40%
Terra Fund 5 | Terra JV
Equity disclosure
Equity Method Investment, Ownership Percentage					87.60%	87.60%
Terra Fund 7 | Terra JV
Equity disclosure
Equity Method Investment, Ownership Percentage					12.40%	12.40%
Terra Secured Income Fund5 International [Member] | Terra Offshore Funds REIT
Equity disclosure
Equity Method Investment, Ownership Percentage					51.60%
Terra Income Fund International [Member] | Terra Offshore Funds REIT
Equity disclosure
Equity Method Investment, Ownership Percentage					48.40%